Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	£ 281	£ 343	£ 320
Intangible assets	2,964	3,442	£ 5,164
Deferred income tax assets	95	451
Trade and other receivables	103	104
Total non-current assets	4,603	5,981
Current assets
Intangible assets - pre-publication	741	1,024
Inventories	148	235
Trade and other receivables	1,110	1,357
Cash and cash equivalents (excluding overdrafts)	518	1,459
Total current assets	2,525	4,085
Non-current liabilities
Deferred income tax liabilities	(164)	(466)
Non-current liabilities	(1,662)	(3,794)
Current liabilities
Trade and other liabilities	(1,342)	(1,629)
Current liabilities	(1,617)	(1,924)
Total liabilities	(3,867)	(5,718)
Net assets	4,021	£ 4,348
Disposal groups classified as held for sale [member]
Non-current assets
Property, plant and equipment	16
Intangible assets	181
Deferred income tax assets	68
Trade and other receivables	27
Total non-current assets	292
Current assets
Intangible assets - pre-publication	247
Inventories	46
Trade and other receivables	48
Cash and cash equivalents (excluding overdrafts)	127
Total current assets	468
Assets classified as held for sale	760
Non-current liabilities
Deferred income tax liabilities	(2)
Other liabilities	(284)
Non-current liabilities	(286)
Current liabilities
Trade and other liabilities	(302)
Current liabilities	(302)
Total liabilities	(588)
Net assets	172
Wall Street English [member] | Disposal groups classified as held for sale [member]
Non-current assets
Property, plant and equipment	16
Intangible assets	15
Trade and other receivables	4
Total non-current assets	35
Current assets
Intangible assets - pre-publication	8
Trade and other receivables	12
Cash and cash equivalents (excluding overdrafts)	127
Total current assets	147
Assets classified as held for sale	182
Non-current liabilities
Deferred income tax liabilities	(2)
Other liabilities	(10)
Non-current liabilities	(12)
Current liabilities
Trade and other liabilities	(152)
Current liabilities	(152)
Total liabilities	(164)
Net assets	18
K-12 school courseware business [member] | Disposal groups classified as held for sale [member]
Non-current assets
Intangible assets	166
Deferred income tax assets	68
Trade and other receivables	23
Total non-current assets	257
Current assets
Intangible assets - pre-publication	239
Inventories	46
Trade and other receivables	36
Total current assets	321
Assets classified as held for sale	578
Non-current liabilities
Other liabilities	(274)
Non-current liabilities	(274)
Current liabilities
Trade and other liabilities	(150)
Current liabilities	(150)
Total liabilities	(424)
Net assets	£ 154